Non-Cash Transactions	12 Months Ended
Dec. 31, 2024
Non-cash transaction [Abstract]
NON-CASH TRANSACTIONS	NON-CASH TRANSACTIONS

	December 31, 2024
Description	Acquisition of property and equipment	Acquisition of capitalized maintenance	Acquisition of intangible	Maintenance prepayment	Maintenance reserves	Reverse factoring	Compensation of lease	Compensation of accounts payable	Acquisition of lease	Addition the ARO	Lease Modifications	Transfers	Others	Total

Accounts receivable	—	—	—	—	240,950	—	(92,703)	(600,978)	—	—	—	—	—	(452,731)
Aircraft sublease	—	—	—	—	—	—	(9,467)	—	—	—	—	(27,086)	—	(36,553)
Inventories	—	—	—	—	—	—	—	—	—	—	—	(2,261)	(9,878)	(12,139)
Deposits	—	—	—	—	(81,304)	—	—	—	—	—	—	—	—	(81,304)
Property and equipment	875,504	—	—	—	—	—	—	—	—	—	—	(8,496)	(53,137)	813,871
Right-of-use assets	—	229,091	—	—	—	—	—	—	2,765,174	713,649	234,860	66,248	—	4,009,022
Intangible assets	—	—	65,659	—	—	—	—	—	—	—	—	(37)	—	65,622
Other assets	—	—	—	230,222	—	—	—	—	—	—	—	(28,368)	—	201,854
Loans and financing	—	—	—	—	—	—	—	(654,854)	—	—	—	—	—	(654,854)
Leases	—	—	—	—	—	—	102,170	—	(2,771,846)	—	(231,459)	—	—	(2,901,135)
Accounts payable	(875,504)	(229,091)	(65,659)	(230,222)	(159,646)	208,804	—	1,255,832	2,769	—	—	—	63,015	(29,702)
Reverse factoring	—	—	—	—	—	(208,804)	—	—	—	—	—	—	—	(208,804)
Provisions	—	—	—	—	—	—	—	—	—	(713,649)	(3,401)	—	—	(717,050)
Other liabilities	—	—	—	—	—	—	—	—	3,903	—	—	—	—	3,903
December 31, 2024	—	—	—	—	—	—	—	—	—	—	—	—	—	—

	December 31, 2023
Description	Acquisition of property and equipment	Acquisition of capitalized maintenance	Acquisition of intangible	Maintenance reserves	Reverse factoring	Loans and financing	Sale and leaseback	Compensation of sublease	Compensation of lease	Acquisition of lease	Addition the ARO	Modification	Transfers	Total

Accounts receivable	—	—	—	—	—	—	—	—	(401,267)	—	—	—	587,157	185,890
Aircraft sublease	—	—	—	—	—	—	—	(39,505)	—	—	—	—	—	(39,505)
Inventories	—	—	—	—	—	—	—	—	—	—	—	—	22,110	22,110
Deposits	—	—	—	116,173	—	—	—	—	—	—	—	—	(587,157)	(470,984)
Advances to suppliers	—	—	—	—	—	—	—	—	—	—	—	—	(2,783,489)	(2,783,489)
Property and equipment	208,154	—	—	—	—	79,222	(3,845)	—	(641)	5,052	—	—	73,310	361,252
Right-of-use assets	—	229,884	—	—	—	—	—	—	—	1,084,930	501,864	987,188	(18,792)	2,785,074
Intangible assets	—	—	82,712	—	—	—	—	—	—	—	—	—	192	82,904
Loans and financing	—	—	—	—	—	(79,222)	—	—	—	—	—	—	1,067	(78,155)
Leases	—	—	—	—	—	—	—	39,505	239,000	(1,137,073)	—	(1,237,322)	(24,207)	(2,120,097)
Accounts payable	(208,154)	(229,884)	(82,712)	(116,173)	391,676	—	3,845	—	38,950	10,785	—	—	2,672,703	2,481,036
Reverse factoring	—	—	—	—	(391,676)	—	—	—	—	—	—	—	—	(391,676)
Provisions	—	—	—	—	—	—	—	—	—	—	(501,864)	250,134	97,819	(153,911)
Other assets and liabilities	—	—	—	—	—	—	—	—	123,958	36,306	—	—	(40,713)	119,551
December 31, 2023	—	—	—	—	—	—	—	—	—	—	—	—	—	—